5. Investments (Tables) (September 30, 2019)	9 Months Ended
Sep. 30, 2019
Investments, All Other Investments [Abstract]
Schedule of Investments
	September 30, 2019	December 31, 2018
	(unaudited)
Investment in ESA	$1,138,631	$500,000
TV Azteca Investment	3,500,000	–
	$4,638,631	$500,000